SHEARMAN & STERLING LLP

Four Embarcadero Center, Suite 3800, San Francisco, CA 94111

(415) 616-1100

steve.camahort@shearman.com

April 10, 2012

Direct Dial

212-351-3847

Fax No.

212-351-5245

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A of Symphony Technology Group, LLC pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934

Ladies and Gentlemen:

We transmit herewith via electronic transmission, for filing, pursuant to Rule 14a-6(a) promulgated under the Securities Exchange Act of 1934, as amended, the Preliminary Proxy Statement and related proxy card on Schedule 14A (the “Proxy Statement”) of Symphony Technology Group, LLC (“STG LLC”). The Proxy Statement is to be used in connection with the annual meeting of stockholders (the “Annual Meeting”) of Onvia, Inc. (the “Company”). At the Annual Meeting, STG LLC will seek to elect to the board of directors of the Company a slate of three nominees as Class III directors.

Please contact me if you have any questions or comments concerning the materials being transmitted herewith.

Sincerely,

/s/ Steve L. Camahort

Steve L. Camahort

Enclosures